Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt.

Long-term debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
New Senior Secured Debt --
$100 million term A loan facility, due May 2017	$92,500	$—
$365 million term B loan facility, due May 2019	334,088	—
$75 million revolving credit facility, due May 2017	—	—
Old Senior Secured Debt (repaid May 2012) --
$75 million revolving credit facility	—	43,000
$50 million term loan facility	—	43,750
	$426,588	$86,750

On May 15, 2012, in connection with the Apex acquisition, the Company entered into a new senior secured credit agreement. The new credit agreement consists of (i) a $100.0 million, five-year term loan A facility, (ii) a $365.0 million, seven-year term loan B facility and (iii) a $75.0 million, five-year revolving loan facility with a $15.0 million sublimit for letters of credit. The new credit agreement also provides the ability to increase the loan facilities for up to $75.0 million in additional principal amount of revolving or term B loans, subject to receipt of lender commitments and satisfaction of specified conditions.

Borrowings under the new credit agreement bear interest at a variable rate based upon, at the Company’s option, either the Eurodollar rate or the base rate, plus in each case, an applicable margin. The applicable margin for Eurodollar rate loans for the revolving loans and the term A loans ranges, based on the applicable leverage ratio, from 2.75 percent to 3.25 percent per annum and the applicable margin for base rate loans ranges, based on the applicable leverage ratio, from 1.75 percent to 2.25 percent per annum. The applicable margin for Eurodollar rate loans for the term B loans is 3.75 percent per annum and the applicable margin for base rate loans is 2.75 percent per annum. The Company is required to pay a commitment fee equal to 0.50 percent per annum on the undrawn portion available under the revolving loan facility if its leverage ratio is greater than or equal to 3.00 to 1.00, a commitment fee equal to 0.40 percent per annum if its leverage ratio is less than 3.00 to 1.00 but greater than or equal to 2.00 to 1.00 and a commitment fee equal to 0.30 percent per annum if its leverage ratio is less than 2.00 to 1.00. Additionally, the Company is required to pay variable per annum fees equal to the applicable margin for Eurodollar rate loans in respect of outstanding letters of credit. At December 31, 2012, borrowings on the term A loan bore interest at 3.2 percent, and borrowings on the term B loan bore interest at 5.0 percent. The weighted average interest rate at December 31, 2012 was 4.6 percent.

The Company is required to make quarterly amortization payments on the term loan A facility in the amount of $2.5 million. The Company is also required to make mandatory prepayments of loans under the new credit agreement, subject to specified exceptions, from excess cash flows and with the proceeds of asset sales, debt issuances and specified other events.

The Company’s obligations under the new credit agreement are guaranteed by substantially all of its direct and indirect domestic subsidiaries. The obligations under the new credit agreement and the guarantees are secured by a lien on substantially all of the Company’s tangible and intangible property and by a pledge of all of the equity interests in its direct and indirect domestic subsidiaries.

The new credit agreement also places limits on the Company’s and its subsidiaries’ ability to incur liens, incur additional indebtedness, make loans and investments, engage in mergers and acquisitions, engage in asset sales, declare dividends or redeem or repurchase capital stock, alter the business conducted by the Company and its subsidiaries, transact with affiliates, prepay, redeem or purchase subordinated debt and amend or otherwise alter debt agreements. The Company's leverage ratio (consolidated funded debt to trailing 12 months earnings before interest, taxes, depreciation and amortization (EBITDA)) is currently limited to no more than 4.25 to 1.00 and reduces over time to 3.00 to 1.00. As of December 31, 2012, the leverage ratio was approximately 2.73 to 1.00. A failure to comply with these covenants could permit the lenders under the new credit agreement to declare all amounts borrowed under the new credit agreement, together with accrued interest and fees, to be immediately due and payable.

As of December 31, 2012 and 2011, the Company was in compliance with all of its debt covenants. As of December 31, 2012, the Company had $72.2 million of borrowing available under our credit facility.